Fair Value Measurements (Details 3) - EBP 015	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 13,572,548	$ 15,716,322
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	2,218,010	2,078,080	$ 2,494,628
Level 3 | Investment Contract
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 2,218,010	$ 2,078,080
Level 3 | Investment Contract | Measurement Input, Risk Free Interest Rate
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Measurement Input	3	3